Fair value measurement - Maturity of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	$ 40,328	$ 37,626
Contractual maturities	42,339	39,918
Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	6,633	5,594
Contractual maturities	7,756	6,512
Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	496	630
Contractual maturities	564	702
Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	1,948	2,015
Contractual maturities	2,181	2,495
Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	9,768	8,901
Contractual maturities	10,355	9,723
Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	15,508	14,488
Contractual maturities	15,508	14,488
Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	5,975	5,998
Contractual maturities	5,975	5,998
Within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	21,025	18,428
Within one year | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	139	105
Within one year | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	142	145
Within one year | Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	909	941
Within one year | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,983	2,067
Within one year | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	9,877	9,172
Within one year | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	5,975	5,998
1 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	6,437	7,834
1 to 5 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,261	1,146
1 to 5 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	317	388
1 to 5 years | Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	108	188
1 to 5 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	4,461	5,476
1 to 5 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	290	636
5 years to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	4,357	3,136
5 years to 10 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,000	888
5 years to 10 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	84	113
5 years to 10 years | Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	473	232
5 years to 10 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,764	1,902
5 years to 10 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	36	1
After 10 years to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,707	2,095
After 10 years to 15 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	631	648
After 10 years to 15 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	20	37
After 10 years to 15 years | Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	691	1,132
After 10 years to 15 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	147	278
After 10 years to 15 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	218
After 15 years to 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		268
After 15 years to 20 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		18
After 15 years to 20 years | Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		2
After 15 years to 20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		248
Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1	1
Over 20 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1	1
No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	8,812	8,156
No stated maturity | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,725	3,725
No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	$ 5,087	$ 4,431